Off-Balance Sheet Items - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 37,060,323	$ 91,321,897
Securities Held in Escrow	$ 34,652,716,019	$ 20,428,870,452